John Hancock
Collateral Trust
Quarterly portfolio holdings 3/31/2021

Fund’s investments
As of 3-31-21 (unaudited)
	Maturity date	Yield (%)	Par value^	Value
Commercial paper 52.1%				$729,862,289
(Cost $729,861,149)
BMW US Capital LLC	04-01-21	0.030	50,000,000	49,999,413
Cargill Global Funding PLC	04-01-21	0.051	75,000,000	74,999,891
Henkel of America, Inc.	04-27-21	0.355	10,000,000	9,999,280
Honeywell International, Inc.	05-10-21	0.355	10,000,000	9,999,067
JPMorgan Securities LLC	04-05-21	0.030	8,500,000	8,499,924
Jupiter Securitization Company LLC	06-01-21	0.132	2,500,000	2,499,350
Lime Funding LLC	04-05-21 to 08-05-21	0.101 to 0.193	72,019,000	72,000,551
Manhattan Asset Funding Company LLC	04-14-21 to 05-14-21	0.091 to 0.142	72,676,000	72,670,086
National Rural Utilities Cooperative Finance Corp.	04-01-21	0.112	11,600,000	11,599,983
Novartis Finance Corp.	04-08-21 to 04-26-21	0.061	55,550,000	55,545,950
NSTAR Electric Company	04-05-21 to 04-16-21	0.081 to 0.091	76,000,000	75,998,261
Old Line Funding LLC	06-07-21	0.122	25,200,000	25,193,193
PSP Capital, Inc.	04-21-21 to 06-18-21	0.041 to 0.375	11,800,000	11,797,684
Royal Bank of Canada	11-30-21	0.183	14,000,000	13,986,146
Salt River Project Agricultural Improvement & Power District	04-08-21	0.101	10,000,000	9,999,028
State of California	05-03-21	0.122	33,010,000	33,009,696
Swedbank AB	04-30-21	0.061	75,000,000	74,996,250
The Trustees of Princeton University	04-08-21	0.142	3,700,000	3,700,073
Thunder Bay Funding LLC	04-05-21 to 08-04-21	0.071 to 0.203	42,000,000	41,992,060

Toyota Credit Canada, Inc.	12-07-21	0.223	25,000,000	24,953,983
Yale University	04-06-21 to 05-04-21	0.122 to 0.132	46,425,000	46,422,420
Corporate interest-bearing obligations 12.5%				$175,264,998
(Cost $175,345,147)
Alphabet, Inc.	05-19-21	0.453	3,308,000	3,321,958
Apple, Inc.	05-06-21	0.359	42,000,000	42,096,259
BMW US Capital LLC (A)	08-13-21	0.265	2,500,000	2,528,051
Children's Hospital Medical Center	04-08-21	0.081	10,000,000	10,000,000
Credit Suisse AG (SOFR + 0.450%) (B)	02-04-22	0.206	10,000,000	10,005,121
Credit Suisse AG	10-29-21	0.292	10,856,000	11,018,363
John Deere Capital Corp.	06-07-21	0.315	730,000	732,796
Johnson & Johnson	05-15-21	0.445	2,150,000	2,157,230
Microsoft Corp.	02-06-22	0.384	6,726,000	6,839,669
National Australia Bank, Ltd. (1 month LIBOR + 0.100%) (A)(B)	04-23-21	0.148	20,000,000	20,001,180
Pfizer, Inc.	03-11-22	0.154	1,500,000	1,536,027
Philip Morris International, Inc.	02-18-22	0.466	1,221,000	1,243,715
Royal Bank of Canada	04-30-21	0.314	2,900,000	2,906,174
State Street Corp.	05-19-21	0.184	5,000,000	5,010,483
The Bank of New York Mellon Corp.	05-03-21	0.513	7,171,000	7,171,000
The Toronto-Dominion Bank (3 month LIBOR + 1.000%) (B)	04-07-21	0.107	4,855,000	4,855,302
The Toronto-Dominion Bank	04-07-21	1.027	9,386,000	9,387,005
Toyota Motor Credit Corp. (3 month LIBOR + 0.125%) (B)	08-13-21	0.193	15,000,000	15,005,819

U.S. Bancorp	05-24-21 to 03-15-22	0.392 to 0.847	4,151,000	4,214,676
Wells Fargo Bank NA	10-22-21	0.573	15,000,000	15,234,170
U.S. Government Agency 8.8%				$123,112,761
(Cost $122,934,621)
Federal Agricultural Mortgage Corp. (SOFR + 0.100%) (B)	04-01-21 to 08-23-21	0.112	11,000,000	11,000,177
Federal Farm Credit Bank (SOFR + 0.080%) (B)	03-10-22	0.091	7,000,000	7,002,147
Federal Farm Credit Bank (Prime rate - 3.100%) (B)	03-15-22	0.157	5,000,000	5,002,916
Federal Farm Credit Bank (Prime rate - 3.030%) (B)	06-23-21	0.223	20,000,000	20,007,724
Federal Farm Credit Bank (3 month USBMMY + 0.250%) (B)	02-22-22	0.243	10,000,000	10,017,283
Federal Farm Credit Bank (Prime rate - 2.970%) (B)	05-27-22	0.284	15,000,000	15,019,404
Federal Farm Credit Bank (SOFR + 0.380%) (B)	04-22-22	0.394	5,000,000	5,018,372
2	JOHN HANCOCK COLLATERAL TRUST | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Maturity date	Yield (%)	Par value^	Value

Federal Home Loan Bank (1 month LIBOR - 0.020%) (B)	12-17-21	0.069	14,930,000	$14,933,255
Federal National Mortgage Association (SOFR + 0.190%) (B)	05-19-22	0.202	5,000,000	5,009,350

Federal National Mortgage Association (SOFR + 0.200%) (B)	06-15-22	0.212	10,000,000	10,021,044
Federal National Mortgage Association (SOFR + 0.390%) (B)	04-15-22	0.404	20,000,000	20,081,089
Certificate of deposit 7.9%				$110,050,225
(Cost $110,003,193)
Goldman Sachs Bank USA (SOFR + 0.370%) (B)	04-14-21	0.142	10,000,000	10,001,244
Sumitomo Mitsui Trust Bank, Ltd. (SOFR + 0.140%) (B)	07-14-21	0.152	25,000,000	25,000,509

The Bank of Nova Scotia (SOFR + 0.170%) (B)	02-25-22	0.173	25,000,000	25,002,290
The Toronto-Dominion Bank	07-28-21	0.425	50,000,000	50,046,182
Time deposits 3.2%				$45,000,000

(Cost $45,000,000)
Sumitomo Mitsui Banking Corp.	04-09-21	0.101	45,000,000	45,000,000
U.S. Government 1.4%				$20,024,735

(Cost $20,021,841)
U.S. Treasury Note (3 month USBMMY + 0.154%) (B)	01-31-22	0.046	20,000,000	20,024,735
Municipal bonds 0.6%				$8,044,894
(Cost $8,042,554)
State Board of Administration Finance Corp. (Florida)	07-01-21	0.523	8,000,000	8,044,894
Total investments (Cost $1,211,208,505) 86.5%				$1,211,359,902
Other assets and liabilities, net 13.5%				189,234,296
Total net assets 100.0%				$1,400,594,198

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
USBMMY	U.S. Treasury Bill Money Market Yield
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(B)	Variable rate obligation.
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK COLLATERAL TRUST	3

Notes to Fund's investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
As of March 31, 2021, all investments are categorized as Level 2 under the hierarchy described above.
For additional information on the fund's significant accounting policies and risks, please refer to the fund's most recent semiannual or annual shareholder report and prospectus.
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